Condensed Consolidated Balance Sheet (Parenthetical)	Jun. 30, 2025 € / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 € / shares shares
Statement of Financial Position [Abstract]
Common stock, par value | (per share)	€ 0.002	$ 0.002	€ 0.002	$ 0.002	€ 0.002
Common stock, shares issued	44,226,638	25,000,042	25,000,042	21,667,738	21,667,738
Common stock, shares outstanding	44,226,638	25,000,042	25,000,042	21,667,738	21,667,738